DEBT	3 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
DEBT

NOTE 6. DEBT

Note Payable

On March 26, 2021, the Company entered into a promissory note agreement with a third party for a total principal of $125,000. The Company will pay 2.5% per annum, compounded annually until the total principal is paid in full. The note has no maturity date and no default interest rate. During the year ended June 30, 2024, the Company repaid a total of $74,500, $67,026 and $7,474 of principal and accrued interest. As of September 30, 2025, and June 30, 2025, the balance owed on the note was $57,974. Accrued interest on the note was $2,971 and $1,815 as of September 30, 2025, and June 30, 2025, respectively.

On July 30, 2024, the Company entered into a promissory note agreement for a total principal of $99,996. The Company will pay 2.5% per annum, until the total principal is paid in full. The note has no maturity date and a default interest rate of 18%. In December 2024, the noteholder elected to receive shares in settlement of the principal balance. In September 2025, the Company issued 16,667 shares pursuant to the conversion of $99,996 in notes payable and $4,311 of accrued interest. As of September 30, 2025 and June 30, 2025, the balance owed on the note was $0 and $99,996, respectively. Accrued interest on the note was $0 and $2,294 as of September 30, 2025 and June 30, 2025, respectively.

On June 13, 2025, the Company entered into a promissory note agreement for a total principal of $100,000. The Company will pay 8.0% per annum, until the total principal is paid in full. The note matures on January 2, 2026 and has no default interest rate. As of September 30, 2025 and June 30, 2025, the balance owed on the note was $100,000. Accrued interest on the note was $2,389 and $373 as of September 30, 2025 and June 30, 2025 respectively.

Note Payable – related party

On July 22, 2025, the Company entered into a promissory note agreement with a significant shareholder for total principal of $100,000. The Company will pay 9% per annum, until the total principal is paid in full. The note matures on April 18, 2026 and has no default interest rate. During the period ended September 30, 2025, the Company repaid a total of $0 on the promissory note agreement. Accrued interest on the note was $1,726 as of September 30, 2025. As of September 30, 2025, the balance owed on the note was $100,000.

On September 2, 2025, the Company entered into a promissory note agreement with the Company’s CEO for total principal of $75,000. The Company will pay 2.5% per annum, until the total principal is paid in full. The note matures on November 2, 2027 and has no default interest rate. During the period ended September 30, 2025, the Company repaid a total of $0 on the promissory note agreement. Accrued interest, including imputed interest, on the note was $460 as of September 30, 2025. As of September 30, 2025, the balance owed on the note was $75,000.

On September 15, 2025, the Company entered into a promissory note agreement with the Company’s CEO for total principal of $35,000. The Company will pay 2.5% per annum, until the total principal is paid in full. The note matures on November 15, 2027 and has no default interest rate. During the period ended September 30, 2025, the Company repaid a total of $0 on the promissory note agreement. Accrued interest, including imputed interest, on the note was $115 as of September 30, 2025. As of September 30, 2025, the balance owed on the note was $35,000.